Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Schedule of Borrowings
	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB	USD
CURRENT
Bank borrowings – unsecured	124,580	138,248	20,298
Long-term borrowing – secured, current portion	1,474	-	-
Subtotal	126,054	138,248	20,298

NON-CURRENT
Long-term borrowing – secured	-	3,738	549
Subtotal	-	3,738	549

Total	126,054	141,986	20,847